Accounts Receivable - Summary of Accounts Receivable, Net (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Accounts Receivable, Net [Abstract]
Accounts receivable	₨ 2,352,014	$ 36,124	₨ 1,183,083
Less: Allowance for doubtful accounts	(128,559)	(1,974)	(44,478)	$ (683)	₨ (44,478)
Total	₨ 2,223,455	$ 34,149	₨ 1,138,605